Business Segment Analysis (Narrative) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Business segment information
Net revenue	¥ 3,918.1	[1]	¥ 4,061.8	[2]	¥ 4,193.4	[3]
Operating expenses	2,717.5	[1]	2,690.3	[2]	2,666.3	[3]
Operating profit (loss)	1,200.6	[1]	1,371.5	[2]	1,527.1	[3]
Business Segment [Member] | Customer Business [Member]
Business segment information
Net revenue	3,342.2		3,318.7		3,420.2
Operating expenses	2,349.0		2,310.6		2,301.4
Operating profit (loss)	993.2		1,008.1		1,118.8
Business Segment [Member] | Customer Business [Member] | Retail & Commercial Banking Business Group [Member]
Business segment information
Net revenue	1,584.3		1,568.0		1,645.9
Increase (decrease) in Net revenue	16.3		(77.9)
Operating expenses	1,227.6		1,234.1		1,234.9
Increase (decrease) in Operating expenses	(6.5)		(0.8)
Operating profit (loss)	356.7		333.9		411.0
Increase (decrease) in Operating profit	22.8		(77.1)
Business Segment [Member] | Customer Business [Member] | Japanese Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue	522.6		527.1		568.1
Increase (decrease) in Net revenue	(4.5)		(41.0)
Operating expenses	295.6		290.0		292.0
Increase (decrease) in Operating expenses	5.6		(2.0)
Operating profit (loss)	227.0		237.1		276.1
Increase (decrease) in Operating profit	(10.1)		(39.0)
Business Segment [Member] | Customer Business [Member] | Global Corporate & Investment Banking Business Group [Member]
Business segment information
Net revenue	378.6		418.3		431.0
Increase (decrease) in Net revenue	(39.7)		(12.7)
Operating expenses	242.8		236.0		233.2
Increase (decrease) in Operating expenses	6.8		2.8
Operating profit (loss)	135.8		182.3		197.8
Increase (decrease) in Operating profit	(46.5)		(15.5)
Business Segment [Member] | Customer Business [Member] | Global Commercial Banking Business Group [Member]
Business segment information
Net revenue	666.3		628.6		599.0
Increase (decrease) in Net revenue	37.7		29.6
Operating expenses	463.6		435.8		436.9
Increase (decrease) in Operating expenses	27.8		(1.1)
Operating profit (loss)	202.7		192.8		162.1
Increase (decrease) in Operating profit	9.9		30.7
Business Segment [Member] | Customer Business [Member] | Asset Management & Investor Services Business Group [Member]
Business segment information
Net revenue	190.4		176.7		176.2
Increase (decrease) in Net revenue	13.7		0.5
Operating expenses	119.4		114.7		104.4
Increase (decrease) in Operating expenses	4.7		10.3
Operating profit (loss)	71.0		62.0		71.8
Increase (decrease) in Operating profit	9.0		(9.8)
Business Segment [Member] | Global Markets Business Group [Member]
Business segment information
Net revenue	565.2		686.8		715.5
Increase (decrease) in Net revenue	(121.6)		(28.7)
Operating expenses	225.7		217.4		212.5
Increase (decrease) in Operating expenses	8.3		4.9
Operating profit (loss)	339.5		469.4		¥ 503.0
Increase (decrease) in Operating profit	¥ (129.9)		¥ (33.6)

[1]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.5 billion for the fiscal year ended March 31, 2018.
[2]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥24.3 billion for the fiscal year ended March 31, 2017.
[3]	In accordance with internal management accounting rules and practices, the transfer of corporate loan-related businesses of the Trust Bank to the Bank in April 2018 resulted in a decrease of the total operating profit by ¥23.9 billion for the fiscal year ended March 31, 2016.